Per Share Amounts (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule Representing Per Share Amounts

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Net Earnings (Loss)	2,432	224	4,057	444
Effect of Cumulative Dividends on Preferred Shares	(8)	(8)	(17)	(17)
Net Earnings (Loss) – Basic and Diluted	2,424	216	4,040	427

Basic – Weighted Average Number of Shares	1,971.3	2,017.5	1,980.6	2,017.5
Dilutive Effect of Warrants	47.5	24.3	46.2	21.1
Dilutive Effect of Net Settlement Rights	10.6	0.3	11.9	—
Diluted – Weighted Average Number of Shares	2,029.4	2,042.1	2,038.7	2,038.6

Net Earnings (Loss) Per Common Share – Basic ($)	1.23	0.11	2.04	0.21
Net Earnings (Loss) Per Common Share – Diluted (1) ($)	1.19	0.11	1.98	0.21
(1)Excluded from the calculation of the diluted net earnings (loss) per share for the three and six months ended June 30, 2022, were net earnings of $24 million and $41 million, respectively (three and six months ended June 30, 2021 – $6 million and $12 million, respectively), and common shares of 2.0 million and 1.8 million, respectively (three and six months ended June 30, 2021 – 1.9 million and 1.8 million, respectively), related to the assumed exercise of Cenovus replacement stock options as the impact was anti-dilutive. These instruments could potentially dilute earnings per share in the future.
Disclosure Of Dividends To Shareholders
C) Preferred Share Dividends

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Series 1 First Preferred Shares	2	2	4	4
Series 2 First Preferred Shares	—	—	—	—
Series 3 First Preferred Shares	3	3	6	6
Series 5 First Preferred Shares	2	2	4	4
Series 7 First Preferred Shares	1	1	3	3
Total Declared and Paid Preferred Share Dividends	8	8	17	17